UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Fremont Global Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 65.7%
Consumer Discretionary - 11.6%
Alloy Inc. (United States)	40,100	$283,507
Ameristar Casinos, Inc. (United States)	5,000	218,650
Arogosy Gaming Co. (United States)	1,200	55,428
Celebrate Express, Inc. (United States)*	5,900	126,850
Claire's Stores, Inc. (United States)	11,000	226,930
Coach, Inc. (United States)	21,400	1,200,540
Comcast Corp., Special Class A (United States)*	66,800	2,111,548
eBay, Inc. (United States)	13,000	1,059,500
Electronics Boutique Holdings Corp. (United States)	1,900	66,671
Ford Motor Co. (United States)	89,300	1,176,081
Fox Entertainment Group, Inc. (United States)	29,000	975,850
Gannett Co., Inc. (United States)	13,900	1,112,556
Gap, Inc., The (United States)	2,800	61,628
Garmin, Ltd. (Cayman Islands)	10,000	550,000
Goody's Family Clothing, Inc. (United States)	8,400	78,204
Gymboree Corp. (United States)*	22,900	294,952
Harley-Davidson, Inc. (United States)	13,100	787,441
Harman International Industries, Inc. (United States)	9,000	1,094,850
Harris Interactive Inc. (United States)	14,600	108,916
Home Depot, Inc. (United States)	16,390	676,251
IMPCO Technologies, Inc. (United States)*	9,900	57,717
J.C. Penney Co., Inc., Holding Co. (United States)*	1,160	49,555
Liberty Media Corp. (United States)*	109,800	1,146,312
Limited Brands, Inc. (United States)	28,800	682,560
Lowe's Co., Inc. (United States)	16,200	923,238
Luxottica Group SpA - Sponsored ADR (Italy)	31,814	689,409
LVMH Moet Hennessy Louis Vuitton SA (France)	6,250	434,937
Marcus Corp., The (United States)	1,400	34,888
McDonald's Corp. (United States)	28,438	921,107
Monroe Muffler Brake, Inc. (United States)*	6,700	173,798
Office Depot, Inc. (United States)	80,500	1,391,845
Pantry, Inc., The (United States)	6,000	172,500
Pulte Homes, Inc. (United States)	16,720	1,104,858
Reed Elsevier PLC (United Kingdom)	90,600	823,755
Rocky Shoes & Boots, Inc. (United States)*	4,600	132,940
Sony ADR (Japan)	12,900	477,558
Stage Stores, Inc. (United States)	3,000	118,590
Starbucks Corp. (United States)	21,800	1,177,200
Talbots, Inc. (United States)	4,800	129,936
Target Corp. (United States)	19,600	995,092
Television Broadcasts Ltd. (Hong Kong)	65,485	311,411
Texas Roadhouse, Inc., Class A (United States)	1,600	51,424
TI Automotive Ltd. (United Kingdom)*,[5]	31,000	0
Time Warner Co., Inc. (United States)	110,300	1,985,400
Too, Inc. (United States)	4,800	130,368
Tweeter Home Entertainment Group, Inc. (United States)*	16,400	104,632
Walt Disney Co., The (United States)	8,020	229,613
WPP Group PLC (United Kingdom)	20,400	221,892
Yum! Brands, Inc. (United States)	27,400	1,269,990
Total Consumer Discretionary		28,208,878

Consumer Staples - 4.4%
Albertson's, Inc. (United States)	2,200	50,336
Altria Group, Inc. (United States)	17,813	1,137,004
Cadbury Schweppes PLC (United Kingdom)	59,700	535,156
Coca-Cola Amatil Ltd. (Australia)	106,555	648,877
Costco Wholesale Corp. (United States)	20,800	983,216
CVS Corp. (United States)	27,620	1,280,187
Diageo PLC (United Kingdom)	53,235	725,134
Elizabeth Arden Inc. (United States)	2,000	47,340
Groupe Danone (France)	5,380	501,937
Heineken N.V. (Netherlands)	18,850	646,906
Kao Corp. (Japan)	17,683	410,297
Kimberly-Clark Corp. (United States)	19,471	1,275,545
Koninklijke Ahold N.V. (United States)	1	8
Loews Corp. - Carolina Group (United States)	1,400	43,946
L'Oreal SA (France)	8,860	664,664
Nestle SA, Registered (Switzerland)	2,875	756,249
Reckitt Benckiser PLC (United Kingdom)	8,350	248,287
Sara Lee Corp. (United States)	12,200	286,456
SUPERVALU, Inc. (United States)	5,000	158,050
Unilever PLC (United Kingdom)	30,600	290,473
Total Consumer Staples		10,690,068

Energy - 4.2%
Anadarko Petroleum Corp. (United States)	3,600	238,356
Apache Corp. (United States)	13,200	718,344
BP, PLC. Sponsored ADR (United Kingdom)	7,900	470,998
ChevronTexaco Corp. (United States)	23,300	1,267,520
Cimarex Energy Co. (United States)*	4,800	174,000
ConocoPhillips Co. (United States)	12,000	1,113,480
Devon Energy Corp. (United States)	30,400	1,236,368
Edge Petroleum Corp. (United States)*	2,200	31,834
Global Industries, Ltd. (United States)*	8,800	71,016
Houston Exploration Co. (United States)	1,800	97,578
Hydril Co. (United States)*	1,400	70,000
Kerr-McGee Corp. (United States)	14,200	876,850
Key Energy Services, Inc. (United States)*	15,800	196,078
Nexen Inc. (Canada)	9,260	385,381
Occidental Petroleum Corp. (United States)	2,310	134,858
Oil States International, Inc. (United States)*	3,000	57,150
Remington Oil & Gas Corp. (United States)	2,000	58,500
Royal Dutch Petroleum Co. (Netherlands)	12,800	748,416
Smith International, Inc. (United States)	13,000	769,600
St. Mary Land & Exploration Co. (United States)	2,800	120,428
Stone Energy Corp. (United States)	5,200	222,560
Tetra Technologies Inc. (United States)	3,800	106,020
Total SA (France)	6,100	656,055
Valero Energy Corp. (United States)	2,400	124,872
Veritas DGC, Inc. (United States)	6,800	169,932
W-H Enegry Services, Inc. (United States)	2,200	49,720
Total Energy		10,165,914

Financials - 15.4%
Allianz AG (Germany)	2,670	317,010
Allstate Corp., The (United States)	29,500	1,487,980
AMBAC Financial Group Inc. (United States)	15,400	1,183,952
American Express Co. (United States)	36,430	1,943,541
American International Group, Inc. (United States)	22,650	1,501,469
Annaly Mortgage Management, Inc. (United States)	41,700	817,320
Archstone-Smith Trust (REIT) (United States)	4,400	150,920
Banco Santander Central Hispano, S.A. (Spain)	55,800	663,155
Bank of America Corp. (United States)	73,900	3,426,743
Bank of Nova Scotia (Canada)*	5,190	165,667
Bear Stearns Co., Inc., The (United States)	8,200	828,692
Capital One Financial Corp. (United States)	17,300	1,354,244
Chicago Mercantile Exchange (United States)	4,000	858,000
Chubb Corp. (United States)	19,100	1,422,568
Citigroup, Inc. (United States)	78,036	3,827,665
Deutsche Bank AG* (Germany)	3,620	308,549
Fannie Mae Co. (United States)	23,319	1,505,941
Fremont General Corp. (United States)	13,200	323,268
HSBC Holdings, PLC (Hong Kong)	47,000	779,658
ING Group NV (Netherlands)	21,400	617,861
JPMorgan Chase & Co. (United States)	44,000	1,642,520
Manulife Financial Corp. (Canada)	8,710	384,171
Merrill Lynch & Co., Inc. (United States)	39,460	2,370,362
Moody's Corp. (United States)	15,500	1,298,590
Morgan Stanley Co. (United States)	30,200	1,689,992
National Australia Bank Ltd. (Australia)	27,700	637,276
National City Corp. (United States)	10,500	373,275
Nationwide Financial Services, Inc. (United States)	2,800	103,460
PMI Group, Inc. (United States)	18,600	739,722
Royal Bank of Scotland Group PLC (United Kingdom)	22,300	739,605
Safeco Corp. (United States)	600	27,780
Sovereign Bancorp, Inc. (United States)	5,400	122,796
St. Paul Travelers Companies, Inc., The (United States)*	5,000	187,700
United Fire & Casualty Co. (United States)	800	27,168
Wachovia Corp. (United States)	19,700	1,080,545
Washington Mutual, Inc. (United States)	65,200	2,630,820
Total Financials		37,539,985

Health Care - 10.1%
Abbott Laboratories Co. (United States)	30,700	1,382,114
Advanced Medical Optics, Inc. (United States)	1,400	59,766
Alcon, Inc. (Switzerland)	13,000	1,029,600
AmerisourceBergen Corp. (United States)	2,800	163,184
Amgen, Inc. (United States)	18,100	1,126,544
AngioDynamics, Inc. (United States)*	8,800	185,944
Applera Corp. - Applied Biosystems Group (United States)	20,200	405,010
Arthrocare Corp. (United States)	14,600	434,350
Bristol-Myers Squibb Co. (United States)	38,000	890,720
C.R. Bard, Inc. (United States)	600	40,680
Conceptus Inc. (United States)*	6,800	47,668
Coventry Health Care, Inc. (United States)	8,200	466,580
Eclipsys Corp. (United States)*	24,600	462,480
Eon Labs, Inc. (United States)	3,600	92,376
Essilor International SA (France)	9,032	641,213
Fresenius Medical Care AG (Germany)	7,750	627,604
Genentech, Inc. (United States)	19,800	944,658
GlaxoSmithKline PLC (United Kingdom)	24,600	543,532
Harvard Bioscience, Inc. (United States)*	18,900	78,624
HCA, Inc. (United States)	26,700	1,188,684
ICON PLC. (Ireland)	1,700	59,704
Intuitive Surgical, Inc. (United States)*	7,200	287,280
Johnson & Johnson Co. (United States)	5,426	351,062
Medtronic, Inc. (United States)	22,500	1,181,025
Millennium Pharmaceuticals, Inc. (United States)	26,800	246,828
NeoPharm, Inc. (United States)*	33,762	370,369
Novartis AG (Switzerland)	13,500	648,921
Novo-Nordisk A/S (Denmark)	9,350	499,944
OraSure Technologies, Inc. (United States)*	18,200	103,922
PacifiCare Health Systems, Inc. (United States)	5,000	307,650
PDI, Inc. (United States)*	3,200	63,936
Pfizer, Inc. (United States)	53,800	1,299,808
Regeneration Technologies, Inc. (United States)*	28,700	295,180
Roche Holding AG (Switzerland)	5,900	630,241
Sanofi-Synthelabo SA (France)	5,350	398,939
Smith & Nephew PLC (United Kingdom)	46,980	459,655
Stryker Corp. (United States)	22,000	1,081,080
Synthes, Inc. (United States)*	4,650	533,619
Takeda Chemical Industries Ltd. (Japan)	9,173	434,362
UnitedHealth Group, Inc. (United States)	29,700	2,640,330
Vital Images, Inc. (United States)*	4,500	71,505
WellPoint, Inc. (United States)	11,300	1,372,950
Wyeth Co. (United States)	10,941	433,592
Total Health Care		24,583,233

Industrials - 6.4%
Aaon, Inc. (United States)*	11,200	162,176
Briggs & Stratton Corp. (United States)	8,200	318,078
Burlington Northern Santa Fe Corp. (United States)	11,600	558,888
Cendant Corp. (United States)	79,760	1,878,348
Clean Harbors, Inc. (United States)*	15,000	282,600
CoStar Group, Inc. (United States)*	6,100	261,995
Emerson Electric Co. (United States)	19,700	1,324,628
FedEx Corp. (United States)	10,700	1,023,455
General Electric Co. (United States)	54,600	1,972,698
Honeywell International, Inc. (United States)	24,200	870,716
Insituform Technologies, Inc. (United States)	3,200	50,272
L-3 Communications Holdings Inc. (United States)	12,000	856,920
Landstar System, Inc. (United States)	16,000	556,480
Masco Corp. (United States)	2,800	103,040
Northrop Grumman Corp. (United States)	24,800	1,286,624
Pitney Bowes, Inc. (United States)	29,400	1,315,356
Republic Airways Holdings Inc. (United States)	3,400	42,636
Ryder System, Inc. (United States)	1,066	48,556
SPX Corp. (United States)	31,400	1,315,660
TVI Corp. (United States)*	18,800	90,992
United Technologies Corp. (United States)	11,000	1,107,480
Vestas Wind Systems A/S (Denmark)	17,950	215,784
Total Industrials		15,643,382

Information Technology - 8.4%
Actel Corp. (United States)	6,800	114,988
Airspan Networks Inc. (United Kingdom)*	8,400	36,372
Anaren Microwave, Inc. (United States)	28,700	343,539
Apple Computer Inc. (United States)	10,400	799,760
Arrow Electronics Inc. (United States)	21,200	500,532
ASM International NV (Netherlands)*	4,500	77,625
ATMI, Inc. (United States)	15,600	354,588
AudioCodes, Ltd. (Israel)*	16,900	258,063
Audiovox Corp., Class A (United States)	5,600	91,840
Autodesk, Inc. (United States)	47,200	1,386,264
Centra Software, Inc. (United States)*	14,300	31,603
Ceragon Networks, Ltd. (Israel)*	45,000	253,350
Cisco Systems, Inc. (United States)	1	18
Computer Sciences Corp. (United States)	1,544	79,547
Corning, Inc. (United States)	6,600	72,204
Dell, Inc. (United States)	34,700	1,449,072
Equinix, Inc. (United States)*	4,200	176,148
Ericsson (LM), Class B (Sweden)	95,100	279,546
Exfo Electro-Optical Engineering Inc. (Canada)*	33,500	150,750
Formfactor, Inc. (United States)	6,400	145,728
Freescale Semiconductor Inc. (United States)	5,896	103,003
Fuji Photo Film Co., Ltd. (Japan)	3,200	115,078
Greenfield Online, Inc. (United States)*	2,300	41,998
Hewlett-Packard Co. (United States)	29,068	569,442
Hi/Fn, Inc. (United States)*	13,400	110,282
Identix, Inc. (United States)*	27,912	176,962
IKON Office Solutions, Inc. (United States)	12,600	135,450
Infocrossing, Inc. (United States)*	5,400	97,146
Infosys Technologies Limited, Sponsored ADR (India)	16,400	1,083,056
infoUSA, Inc. (United States)	12,200	127,246
Ingram Micro Inc. (United States)	20,100	371,448
Integral Systems, Inc. (United States)	5,100	95,064
Intel Corp. (United States)	9,140	205,193
Interlink Electronics, Inc. (United States)*	6,100	51,362
International Business Machines Corp. (United States)	5,952	556,036
Intevac, Inc. (United States)*	20,200	155,540
Kanbay International, Inc. (United States)*	4,200	113,190
Kyocera Corp. (Japan)	7,100	511,108
Lionbridge Technologies, Inc. (United States)*	14,100	88,548
Marvell Technology Group Ltd. (Bermuda)*	35,700	1,194,165
Microsoft Corp. (United States)	61,100	1,605,708
Microtune, Inc. (United States)*	11,700	54,054
Mobility Electronics, Inc. (United States)*	21,900	171,258
Motorola, Inc. (United States)	42,800	673,672
Nanometrics, Inc. (United States)*	4,600	58,374
NCR Corp. (United States)	5,502	188,058
Netscout Systems Inc. (United States)*	27,300	172,536
Optibase Ltd. (United States)*	9,700	65,863
Pemstar, Inc. (United States)*	9,000	14,040
Pervasive Software Inc. (United States)*	12,700	51,435
PowerDsine Ltd. (United States)	9,700	115,624
Qualcomm, Inc. (United States)	7,000	260,680
Rimage Corp. (United States)*	6,700	107,736
RIT Technologies Ltd. (United States)*	27,500	97,625
Sabre Holdings Corp. (United States)	9,200	194,120
SAP Aktiengesellschaft Systems, Sponsored ADR (Germany)	7,400	286,528
Sirenza Microdevices, Inc. (United States)*	33,600	145,488
Stratasys, Inc. (United States)	2,400	81,960
Sunrise Telecom Inc. (United States)	8,000	24,560
SupportSoft, Inc. (United States)*	8,800	53,944
Symantec Corp. (United States)	46,200	1,078,770
Terayon Communication Systems, Inc. (United States)*	91,400	292,480
Tier Technologies, Inc. (United States)	18,200	151,242
Trident Microsystems, Inc. (United States)*	16,800	302,400
Websense, Inc. (United States)*	5,200	279,240
Woodhead Industries, Inc. (United States)	6,700	99,428
Xerox Corp. (United States)*	54,600	867,048
X-Rite, Inc. (United States)	4,700	71,581
Yahoo!, Inc. (United States)	14,200	499,982
Total Information Technology		20,568,288

Materials - 1.5%
Air Liquide Sante International (France)	4,239	730,039
Calgon Carbon Corp. (United States)	14,700	135,240
E.I. du Pont de Nemours & Co., Inc. (United States)	29,200	1,388,752
Northern Technologies International Corp. (United States)	9,150	53,985
RPM International, Inc. (United States)	3,400	59,942
Southern Peru Copper Corp. (United States)	12,600	593,334
Wheeling-Pittsburgh Corp. (United States)*	2,000	69,600
Worthington Industries, Inc. (United States)	28,600	585,728
Total Materials		3,616,620

Telecommunication Services - 1.8%
Alamosa Holdings, Inc. (United States)	12,400	158,720
AT&T Corp. (United States)	39,800	763,762
Centurytel, Inc. (United States)	27,200	886,720
Nextel Communications, Inc. (United States)*	47,200	1,354,168
Sprint Corp. (United States)	18,200	433,706
Vodafone Group PLC - Sponsored ADR (United Kingdom)	27,600	717,048
Total Telecommunication Services		4,314,124

Utilities - 1.9%
Constellation Energy Group (United States)	13,000	650,000
Edison International (United States)	6,800	220,796
Exelon Corp. (United States)	33,700	1,491,225
FirstEnergy Corp. (United States)	22,470	893,407
Oneok, Inc. (United States)	10,800	299,160
Sempra Energy (United States)	9,600	357,312
UGI Corp. (United States)	3,000	125,010
Xcel Energy, Inc. (United States)	30,800	560,252
Total Utilities		4,597,162
Total Common Stocks (cost $134,965,854)		159,927,654

Corporate Bonds - 9.0%	Principal Amount
Bank Nederlandse Gemeeten NV, 5.625%, 02/08/11 (GBP)	500,000	977,678
Banque De Tunisie, 3.300%, 08/02/10 (JPY)	100,000,000	1,065,050
BAT International Finance PLC, 5.125%, 07/09/13 (EUR)	1,000,000	1,391,368
Delta Air Lines, Inc., 6.417, 07/02/12 (USD)	1,000,000	1,057,653
Deutsche Bahn Finance BV, 5.000%, 06/10/08 (EUR)	2,000,000	1,418,628
Deutsche Telekom International Finance
BV, 1.500%, 06/15/05 (JPY)	100,000,000	973,925
Eurohypo AG, 5.750%, 07/19/10 (EUR)	1,000,000	1,473,651
Fidelity International Ltd., 6.250%, 03/21/12 (EUR)	1,000,000	1,497,036
Ford Credit of Canada Ltd., 7.250%, 12/07/07 (GBP)	500,000	957,845
France Telecom SA, 6.750, 03/14/08 (EUR)	1,500,000	2,196,106
General Electric Capital Australia Funding Property
Ltd., 7.000%, 09/15/09 (AUD)	2,000,000	1,623,406
General Electric Capital Corp., 3.250%, 04/15/13 (USD)	1,000,000	990,474
General Motors Acceptance Corp., 7.500%, 12/01/06 (NZD)	1,000,000	704,809
Glencore Funding LLC, 6.000%, 04/15/04 (USD) (a)	500,000	486,565
Kazkommerts International BV, 7.875%, 04/07/14 (USD) (a)	1,000,000	997,500
Pacific Life Funding LLC, 6.500%, 04/15/08 (AUD)	1,000,000	788,341
Pemex Project Funding Master Trust, 6.625%, 04/04/10 (EUR)	1,500,000	2,187,756
Petroliam Nasional Berhad, 3.600%, 06/12/06 (JPY)	100,000,000	1,006,086
Total Corporate Bonds (cost $18,365,181)		21,793,877

Foreign Government - 17.2%
Bonos Y Obligaciones Del Estado, 5.500%, 07/30/17 (EUR)	1,000,000	1,539,322
Canada Government Real Return Bond, 3.000%, 12/01/36 (CAN)	153,824	151,229
Canada Government Real Return Bond, 4.000%, 12/01/31 (CAN)	1,410,039	1,601,528
Canada Government Real Return Bond, 4.250%, 12/01/21 (CAN)	2,949,439	3,173,844
Canada Government Real Return Bond, 4.250%, 12/01/26 (CAN)	1,611,444	1,830,596
Development Bank Of Japan, 1.700%, 09/20/22 (JPY)	100,000,000	942,578
Eurofima, 6.000%, 01/28/14 (AUD)	2,500,000	1,969,579
Finnish Government, 5.750%, 02/23/11 (EUR)	1,000,000	1,493,253
France (Government Of), 2.500%, 07/25/13 (EUR)	83,366	119,354
France (Government Of), 3.000%, 07/25/09 (EUR)	2,196,119	3,138,681
France (Government Of), 3.000%, 07/25/12 (EUR)	3,171,523	4,697,059
France (Government Of), 3.150%, 07/25/32 (EUR)	603,212	1,043,267
France (Government Of), 3.400%. 07/25/29 (EUR)	1,126,201	1,964,251
France (Government Of), 8.500%, 10/25/19 (EUR)	1,000,470	2,005,433
International Finance Corp., 6.750%, 07/15/09 (NZD)	1,500,000	1,086,904
Norwegian Government, 5.000%, 05/15/15 (NOK)	7,500,000	1,294,889
Norwegian Government, 6.000%, 05/16/11 (NOK)	5,000,000	901,938
Singapore Government, 3.750%, 09/01/16 (SGD)	1,000,000	654,917
U.K. Gilt, 5.000%, 03/07/12 (GBP)	500,000	966,338
U.K. Gilt, 2.500%, 05/20/09 (GBP)	200,000	921,262
U.K. Gilt, 5.000%, 03/07/12 (GBP)	500,000	966,338
U.K. Gilt, 2.500%, 07/26/16 (GBP)	980,000	4,538,975
U.K. Gilt, 2.500%, 08/16/13 (GBP)	70,000	291,299
U.K. Gilt, 2.500%, 07/17/24 (GBP)	260,000	1,067,270
U.K. Gilt, 4.125%, 07/22/30 (GBP)	350,000	1,393,660
U.K. Gilt, 4.000%, 03/07/09 (GBP)	1,000,000	1,845,733
United Mexican States, 5.875%, 01/15/14 (MXN)	267,000	277,013
Total Foreign Government (cost $32,815,062)		41,876,510

U.S. Government - 5.1%
FHLMC, 3.500%, 06/18/13	1,000,000	986,479
USTB, 0.875%, 07/15/13	1,039,920	1,068,193
USTB, 2.000%, 01/15/14	1,343,784	1,390,659
U.S. Treasury Inflation Indexed Bond, 3.000%, 07/15/12	1,912,086	2,125,702
U.S. Treasury Inflation Indexed Bond, 3.875%, 04/15/29	1,719,508	2,365,937
U.S. Treasury Inflation Indexed Bond, 3.500%, 01/15/11	4,049,407	4,572,036
Total U.S. Government (cost $11,852,494)		12,509,006

Other Investment Companies - 2.8%
SSgA Prime Money Market Fund, 2.000%	3,015,129	3,015,129
Rabobank USA Financial Corp., 2.470%, 02/01/05	3,700,000	3,700,000
Total Other Investment Companies (cost $6,715,129)		6,715,129

Total Investments - 99.8% (cost $204,713,720)		242,822,176

Other Assets, less Liabilities - 0.2%		575,621
Net Assets - 100.0%		$243,397,797

Managers International Growth Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 11.9%
Luxottica Group S.p.A. (Italy)	67,500	$1,462,725
Luxottica Group S.p.A. - Sponsored ADR (Italy)	2,000	43,478
LVMH Moet Hennessy Louis Vuitton SA (France)	13,860	964,517
Reed Elsevier PLC (United Kingdom)	198,640	1,806,077
Sony ADR (Japan)	28,640	1,060,253
Television Broadcasts Ltd. (Hong Kong)	148,280	705,139
TI Automotive Ltd. (United Kingdom)*, [5]	53,800	0
WPP Group PLC (United Kingdom)	45,600	495,995
Total Consumer Discretionary		6,538,184

Consumer Staples - 22.1%
Cadbury Schweppes PLC (United Kingdom)	134,380	1,204,594
Coca-Cola Amatil Ltd (Australia)	236,250	1,438,667
Diageo PLC (United Kingdom)	118,392	1,612,661
Groupe Danone (France)	12,160	1,134,489
Heineken N.V. (Netherlands)	43,100	1,479,133
Kao Corp.(Japan)	38,300	888,672
L'Oreal SA (France)	19,650	1,474,113
Nestle SA, Registered (Switzerland)	6,510	1,712,411
Reckitt Benckiser PLC (United Kingdom)	18,000	535,229
Unilever PLC (United Kingdom)	69,160	656,506
Total Consumer Staples		12,136,475

Energy - 9.2%
BP, PLC. Sponsored ADR (United Kingdom)	17,760	1,058,851
Nexen Inc. (Canada)	21,420	891,454
Royal Dutch Petroleum Co. (Netherlands)	28,350	1,657,625
Total SA (France)	13,300	1,430,415
Total Energy		5,038,345

Financials - 19.1%
Allianz AG (Germany)	6,150	730,192
Bank of Nova Scotia (Canada)	11,310	361,021
Banco Santander Central Hispano, S.A. (Spain)	129,480	1,538,805
Deutsche Bank AG (Germany)*	8,350	711,709
HSBC Holdings, PLC (Hong Kong)	103,600	1,718,565
ING Groep NV (Netherlands)	47,850	1,381,526
Manulife Financial Corp. (Canada)	19,890	877,285
National Australia Bank Ltd. (Australia)	64,600	1,486,210
Royal Bank of Scotland Group PLC (United Kingdom)	50,760	1,683,513
Total Financials		10,488,826

Health Care - 21.9%
Essilor International SA (France)	20,733	1,471,907
Fresenius Medical Care AG (Germany)	17,020	1,378,299
GlaxoSmithKline PLC (United Kingdom)	53,110	1,173,455
Novartis AG (Switzerland)	30,910	1,485,790
Novo-Nordisk A/S (Denmark)	20,390	1,090,253
Roche Holding AG (Switzerland)	13,250	1,415,371
Sanofi-Synthelabo SA (France)	11,320	844,111
Smith & Nephew PLC (United Kingdom)	103,770	1,015,292
Synthes, Inc. (Switzerland)*	10,320	1,184,289
Takeda Chemical Industries Ltd (Japan)	21,143	1,001,169
Total Health Care		12,059,936

Industrials - 0.9%
Vestas Wind Systems A/S (Denmark)	38,870	467,271

Information Technology - 4.9%
Ericsson (LM), Class B (Sweden)	211,000	620,233
Fuji Photo Film Co., Ltd. (Japan)	7,200	258,925
Kyocera Corp. (Japan)	16,100	1,158,990
SAP Aktiengesellschaft Systems, Sponsored ADR (Germany)	16,420	635,782
Total Information Technology		2,673,930

Materials - 3.0%
Air Liquide Sante International (France)	9,677	1,666,569

Telecommunication Services - 2.9%
Vodafone Group PLC - Sponsored ADR (United Kingdom)	61,970	1,609,981

Total Common Stocks (cost $44,284,041)		52,679,517

Other Investment Companies - 4.9%
SSgA Prime Money Market Fund, 2.000% (cost $2,716,446)	2,716,446	2,716,446

Total Investments - 100.8% (cost $47,000,487)		55,395,963
Other Assets, less Liabilities - (0.8)%		(450,986)
Net Assets - 100.0%		$54,944,977

Managers Structured Core Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 12.5%
Ameristar Casinos, Inc.	7,600	$332,348
Arogosy Gaming Co.	2,000	92,380
Claire's Stores, Inc.	16,600	342,458
Ford Motor Co.	136,600	1,799,022
Fox Entertainment Group, Inc.	37,600	1,265,240
Gap, Inc., The	4,100	90,241
Home Depot, Inc.	25,350	1,045,941
J.C. Penney Co., Inc., Holding Co.*	1,800	76,896
Limited Brands, Inc.	43,600	1,033,320
McDonald's Corp.	42,800	1,386,292
Pantry, Inc., The	9,800	281,750
Stage Stores, Inc.	4,400	173,932
Talbots, Inc.	7,400	200,318
Time Warner Co., Inc.	53,600	964,800
Walt Disney Co., The	11,600	332,108
Total Consumer Discretionary		9,417,046

Consumer Staples - 5.9%
Albertson's, Inc.	2,400	54,912
Altria Group, Inc.	27,200	1,736,176
Elizabeth Arden Inc	2,600	61,542
Kimberly-Clark Corp.	29,100	1,906,341
Loews Corp. - Carolina Group	1,600	50,224
Sanderson Farms, Inc.	1,000	43,710
Sara Lee Corp	14,600	342,808
SUPERVALU, Inc.	6,800	214,948
Total Consumer Staples		4,410,661

Energy - 8.0%
Anadarko Petroleum Corp.	6,200	410,502
Apache Corp.	20,800	1,131,936
ChevronTexaco Corp.	4,600	250,240
Cimarex Energy Co.*	6,800	246,500
ConocoPhillips Co.	18,000	1,670,220
Edge Petroleum Corp.*	3,200	46,304
Global Industries, Ltd.*	13,800	111,366
Houston Exploration Co.	2,600	140,946
Hydril Co.*	2,000	100,000
Key Energy Services, Inc.*	24,000	297,840
Occidental Petroleum Corp.	3,400	198,492
Oil States International, Inc.*	4,000	76,200
Remington Oil & Gas Corp.	4,000	117,000
St. Mary Land & Exploration Co.	3,800	163,438
Stone Energy Corp.	7,600	325,280
Tetra Technologies Inc	5,600	156,240
Valero Energy Corp.	4,000	208,120
Veritas DGC, Inc.	10,800	269,892
W-H Energy Services, Inc.	2,800	63,280
Total Energy		5,983,796

Financials - 27.3%
Allstate Corp., The	3,600	181,584
Annaly Mortgage Management, Inc.	62,200	1,219,120
Archstone-Smith Trust (REIT)	6,800	233,240
Bank of America Corp.	70,000	3,245,900
Bear Stearns Co., Inc., The	13,000	1,313,780
Citigroup, Inc.	70,000	3,433,500
Fannie Mae Co.	2,200	142,076
Fremont General Corp.	20,200	494,698
JPMorgan Chase & Co.	67,700	2,527,240
Merrill Lynch & Co., Inc.	37,800	2,270,646
Morgan Stanley Co.	14,600	817,016
National City Corp.	15,000	533,250
Nationwide Financial Services, Inc.	4,000	147,800
PMI Group, Inc.	28,000	1,113,560
Sovereign Bancorp, Inc.	6,400	145,536
St. Paul Travelers Companies, Inc., The*	9,000	337,860
Washington Mutual, Inc.	59,100	2,384,685
Total Financials		20,541,491

Health Care - 13.1%
Advanced Medical Optics, Inc.	1,600	68,304
AmerisourceBergen Corp.	4,200	244,776
Applera Corp. - Applied Biosystems Group	32,400	649,620
Bristol-Myers Squibb Co.	57,000	1,336,080
C.R. Bard, Inc.	1,000	67,800
Coventry Health Care, Inc.	12,400	705,560
Eon Labs, Inc.	5,200	133,432
Johnson & Johnson Co.	7,800	504,660
Millennium Pharmaceuticals, Inc.	41,600	383,136
PacifiCare Health Systems, Inc.	8,400	516,852
PDI, Inc.*	4,800	95,904
Pfizer, Inc.	81,200	1,961,792
UnitedHealth Group, Inc.	28,600	2,542,540
Wyeth Co.	16,400	649,932
Total Health Care		9,860,388

Industrials - 8.7%
Briggs & Stratton Corp.	12,400	480,996
Burlington Northern Santa Fe Corp.	18,000	867,240
Landstar System, Inc.	25,000	869,500
Masco Corp	5,200	191,360
Northrop Grumman Corp.	37,200	1,929,936
Republic Airways Holdings Inc.	5,800	72,732
Ryder System, Inc.	2,000	91,100
SPX Corp.	48,400	2,027,960
Total Industrials		6,530,824

Information Technology - 12.1%
Airspan Networks Inc.*	13,400	58,022
Apple Computer Inc	15,400	1,184,260
Arrow Electronics Inc.	31,400	741,354
Autodesk, Inc.	17,200	505,164
Computer Sciences Corp.	2,600	133,952
Corning, Inc.	13,400	146,596
Freescale Semiconductor Inc.	8,623	150,644
Hewlett-Packard Co.	45,200	885,468
IKON Office Solutions, Inc.	20,400	219,300
Ingram Micro Inc.	29,000	535,920
Intel Corp.	13,900	312,055
International Business Machines Corp.	8,400	784,728
Microsoft Corp.	25,100	659,628
Motorola, Inc.	65,300	1,027,822
NCR Corp.	7,200	246,096
Qualcomm, Inc.	10,800	402,192
Sabre Holdings Corp.	14,000	295,400
Symantec Corp.	6,000	140,100
Yahoo!, Inc.	20,200	711,242
Total Information Technology		9,139,943

Materials - 2.6%
RPM International, Inc.	4,400	77,572
Southern Peru Copper Corp.	17,800	838,202
Wheeling-Pittsburgh Corp.*	3,400	118,320
Worthington Industries, Inc.	43,800	897,024
Total Materials		1,931,118

Telecommunication Services - 4.5%
Alamosa Holdings, Inc.	17,400	222,720
AT&T Corp.	59,000	1,132,210
Centurytel, Inc.	42,400	1,382,240
Sprint Corp.	26,600	633,878
Total Telecommunication Services		3,371,048

Utilities - 4.4%
Constellation Energy Group	20,400	1,020,000
Edison International	11,200	363,664
Oneok, Inc.	15,600	432,120
Sempra Energy	15,400	573,188
UGI Corp.	3,200	133,344
Xcel Energy, Inc.	46,000	836,740
Total Utilities		3,359,056

Total Common Stocks (cost $66,941,059)		74,545,371

Other Investment Companies - 0.9%
SSgA Prime Money Market Fund, 2.000% (cost $681,536)	681,536	681,536

Total Investments - 100.0% (cost $67,622,595)		75,226,907

Other Assets, less Liabilities - 0.0%#		16,342
Net Assets - 100.0%		$75,243,249

Managers Small Cap Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc.	15,600	$672,360
Alliance Gaming Corp.	10,200	101,694
Arbitron Inc.*	13,300	543,970
Carmike Cinemas, Inc.	14,400	510,192
Entercom Communications Corp	16,600	520,410
Gentex Corp.	7,900	267,257
Getty Images, Inc.*	19,500	1,359,150
Hibbett Sporting Goods, Inc.	11,400	294,120
Kerzner International, Ltd.	8,900	536,937
LodgeNet Entertainment Corp.*	44,415	801,691
Marvel Enterprises, Inc.*	29,200	521,512
Monroe Muffler Brake, Inc.*	16,400	425,416
Radio One, Inc.	33,800	530,660
SCP Pool Corp.	49,950	1,484,514
Tempur-Pedic International Inc.*	17,600	376,464
Total Consumer Discretionary		8,946,347

Consumer Staples - 3.3%
Central Garden & Pet Co.	15,700	643,386
Herbalife Ltd.	22,100	354,705
NBTY, Inc.	15,600	427,128
United Natural Foods, Inc.*	21,200	670,132
Total Consumer Staples		2,095,351

Energy - 5.9%
Denbury Resources, Inc.	22,100	645,320
Houston Exploration Co.	8,600	466,206
Hydril Co.*	8,200	410,000
Patina Oil & Gas Corp.	9,900	363,132
Patterson-UTI Energy, Inc.	20,300	394,835
Quicksilver Resources, Inc.	9,900	439,857
TODCO*	22,300	457,596
Universal Compression Holdings, Inc.	14,200	552,664
Total Energy		3,729,610

Financials - 12.4%
ACE Cash Express, Inc.*	10,900	287,760
Argonaut Group, Inc.	23,500	503,370
Assured Guaranty, Ltd.	20,800	366,080
Cohen & Steers, Inc. (REIT)	26,200	411,602
CVB Financial Corp.	26,234	508,410
Investors Financial Services Corp.	33,700	1,698,817
Jefferies Group, Inc.	14,300	557,700
Markel Corp.*	3,300	1,125,300
Primus Guaranty, Ltd.*	22,500	337,500
PrivateBancorp, Inc.	11,200	366,240
Texas Capital Bancshares, Inc.	21,000	497,910
Trammell Crow Co.*	19,100	323,554
UCBH Holdings, Inc.	13,100	577,317
Wintrust Financial Corp.	6,000	332,880
Total Financials		7,894,440

Health Care - 16.6%
Advisory Board Co., The	10,100	360,065
American Dental Partners, Inc.*	18,100	364,715
Bioenvision, Inc.*	40,400	304,616
Bio-Rad Laboratories, Inc.*	10,080	592,603
Bradley Pharmaceuticals, Inc.*	29,600	425,944
DaVita, Inc.	58,750	2,465,150
DJ Orthopedics, Inc.	20,700	499,905
IMPAC Medical Systems, Inc.	15,500	367,350
Ligand Pharmaceuticals Inc.*	52,400	545,484
Magellan Health Services, Inc.*	23,400	869,076
Molina Healthcare Inc.*	9,200	457,516
NDCHealth	16,700	259,852
Pediatrix Medical Group, Inc.	13,700	915,023
PolyMedica Corp.	6,600	247,038
Respironics, Inc.	13,500	781,650
Taro Pharmaceuticals Industries	11,900	357,476
VCA Antech Inc	39,300	729,015
Total Health Care		10,542,478

Industrials - 18.2%
Beacon Roofing Supply, Inc.*	18,400	368,000
Corinthian Colleges, Inc.	26,600	511,518
Corporate Executive Board Co.	20,100	1,284,390
Educate, Inc.*	26,100	339,039
Education Management Corp	58,200	1,858,908
Intersections, Inc.	16,300	246,456
Jackson Hewitt Tax Service Inc.	17,600	392,128
Mobile Mini, Inc.	23,900	817,619
MTC Technologies, Inc.*	11,900	386,512
Orbital Sciences Corp.	42,400	430,784
Overnite Corp.	13,500	416,880
P.A.M. Transportation Services, Inc.	8,719	158,686
Pacer International, Inc.	26,800	524,208
Portfolio Recovery Associates, Inc.	6,600	273,240
Resources Connection, Inc.	16,700	851,867
Ritchie Bros. Auctioneers Inc.	10,600	335,490
Stericycle, Inc.	17,400	894,882
UTI Worldwide, Inc.	10,200	702,576
West Corp.*	24,800	828,072
Total Industrials		11,621,255

Information Technology - 24.9%
Alliance Data Systems Corp.*	46,800	2,032,056
Altiris, Inc.	10,500	341,355
Anteon International Corp*	12,800	439,296
aQuantive, Inc.	34,200	317,034
Certegy, Inc.	10,400	364,000
Cognex Corp.	15,000	391,650
CSG Systems International, Inc.	15,000	271,800
Cymer, Inc.	21,400	567,528
Embarcadero Technologies, Inc.*	39,000	305,760
Epicor Software Corp.*	48,400	652,916
Filenet Corp	17,300	386,655
Formfactor, Inc.	17,300	393,921
Global Payments, Inc.	22,900	1,311,941
Greenfield Online, Inc.*	26,900	491,194
Henry (Jack) & Associates, Inc.	37,800	785,862
Informatica Corp.	71,120	550,469
Integrated Circuit Systems Inc	29,500	560,500
Intrado, Inc.	16,900	227,136
Lawson Software, Inc.	50,100	328,155
Macromedia, Inc.	25,600	876,544
Mettler Toledo International, Inc.	11,600	581,856
Microsemi Corp.	31,900	492,217
Microtune, Inc.*	37,500	173,250
National Instruments Corp.	6,300	172,242
PDF Solutions, Inc.*	20,500	297,865
Photon Dynamics, Inc.	24,600	531,114
RADVision Ltd.*	6,600	97,020
SafeNet, Inc.	8,400	285,096
Semtech Corp	33,400	613,892
SERENA Software, Inc.	22,300	479,450
Tekelec	17,600	321,200
Trident Microsystems, Inc.*	10,300	185,400
Total Information Technology		15,826,374

Telecommunication Services - 2.5%
LCC International, Inc.	78,600	342,696
Premiere Global Services, Inc.*	41,300	405,979
Spectrasite, Inc.	14,600	855,560
Total Telecommunication Services		1,604,235

Total Common Stocks (cost $47,945,907)		62,260,090

Other Investment Companies - 2.6%
SSgA Prime Money Market Fund, 2.000% (cost $1,691,272)	1,691,272	1,691,272

Total Investments - 100.4% (cost $49,637,179)		63,951,362

Other Assets, less Liabilities - (0.4)%		(270,998)
Net Assets - 100.0%		$63,680,364

Managers Fremont Micro-Cap Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 91.1%
Consumer Discretionary - 14.1%
Alloy Inc.	1,700,900	$12,025,363
Celebrate Express, Inc.*	263,700	5,669,550
Electronics Boutique Holdings Corp.	78,900	2,768,601
Goody's Family Clothing, Inc.	380,300	3,540,593
Gymboree Corp.*	1,056,000	13,601,280
Harris Interactive Inc	674,000	5,028,040
IMPCO Technologies, Inc.*	390,800	2,278,364
Monroe Muffler Brake, Inc.*	296,250	7,684,725
Rocky Shoes & Boots, Inc.*	205,400	5,936,060
Texas Roadhouse, Inc., Class A	70,700	2,272,298
Too, Inc.	205,600	5,584,096
Tweeter Home Entertainment Group, Inc.*	711,200	4,537,456
Total Consumer Discretionary		70,926,426

Health Care - 20.6%
AngioDynamics, Inc.*	392,500	8,293,525
Arthrocare Corp.	642,900	19,126,275
Conceptus Inc.*	302,700	2,121,927
Eclipsys Corp.*	1,075,300	20,215,640
Harvard Bioscience, Inc.*	834,900	3,473,184
ICON PLC	72,900	2,560,248
Intuitive Surgical, Inc.*	309,300	12,341,070
NeoPharm, Inc.* ,[3]	1,312,520	14,398,344
OraSure Technologies, Inc.*	818,100	4,671,351
Regeneration Technologies, Inc.* ,[3]	1,341,300	13,795,271
Vital Images, Inc.*	194,900	3,096,961
Total Health Care		104,093,796

Industrials - 7.6%
Aaon, Inc.*	503,700	7,293,576
Clean Harbors, Inc.*	662,900	12,489,036
CoStar Group, Inc.*	280,600	12,051,770
Insituform Technologies, Inc.	141,900	2,229,249
TVI Corp.*	856,500	4,145,460
Total Industrials		38,209,091

Information Technology - 47.2%
Actel Corp.	312,700	5,287,757
Anaren Microwave, Inc. [3]	1,113,400	13,327,398
ASM International NV*	198,200	3,418,950
ATMI, Inc.	677,000	15,388,210
AudioCodes, Ltd.*	731,800	11,174,586
Audiovox Corp., Class A	239,600	3,929,440
Centra Software, Inc.*	547,700	1,210,417
Ceragon Networks, Ltd.* ,[3]	1,968,200	11,080,966
Equinix, Inc.*	183,700	7,704,378
Exfo Electro-Optical Engineering Inc.* ,[3]	1,574,500	7,085,250
Formfactor, Inc.	287,000	6,534,990
Greenfield Online, Inc.*	104,600	1,909,996
Hi/Fn, Inc.*	563,500	4,637,605
Identix, Inc.*	1,286,868	8,158,743
Infocrossing, Inc.*	204,000	3,669,960
infoUSA, Inc.	534,400	5,573,792
Integral Systems, Inc.	223,500	4,166,040
Interlink Electronics, Inc.*	257,200	2,165,624
Intevac, Inc.*	859,700	6,619,690
Kanbay International, Inc.*	185,900	5,010,005
Lionbridge Technologies, Inc.*	683,800	4,294,264
Microtune, Inc.*	500,500	2,312,310
Mobility Electronics, Inc.*	938,700	7,340,634
Nanometrics, Inc.*	204,900	2,600,181
Netscout Systems Inc.*	1,268,000	8,013,760
Optibase Ltd.*	446,100	3,029,019
Pemstar, Inc.*	391,800	611,208
Pervasive Software Inc.*	556,500	2,253,825
PowerDsine Ltd.	423,800	5,051,696
Rimage Corp.*	294,800	4,740,384
RIT Technologies Ltd.* ,[3]	1,162,700	4,127,585
Sirenza Microdevices, Inc.*	1,435,800	6,217,014
Stratasys, Inc.	112,100	3,828,215
Sunrise Telecom Inc.	375,400	1,152,478
SupportSoft, Inc.*	411,900	2,524,947
Terayon Communication Systems, Inc.* ,[3]	3,872,400	12,391,680
Tier Technologies, Inc.	760,600	6,320,586
Trident Microsystems, Inc.*	716,600	12,898,800
Websense, Inc.*	228,500	12,270,450
Woodhead Industries, Inc.	301,100	4,468,324
X-Rite, Inc.	204,200	3,109,966
Total Information Technology		237,611,123

Materials - 1.6%
Calgon Carbon Corp.	670,400	6,167,680
Northern Technologies International Corp.[3]	330,450	1,949,655
Total Materials		8,117,335

Total Common Stocks (cost $394,934,099)		458,957,771

Other Investment Companies - 9.3%
SSgA Prime Money Market Fund, 2.000% (cost $46,944,032)	46,944,032	46,944,032

Total Investments - 100.4% (cost $441,878,131)		505,901,803

Other Assets, less Liabilities - (0.4)%		(2,223,821)
Net Assets - 100.0%		$503,677,982

Managers Fremont Institutional Micro-Cap Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 87.9%
Consumer Discretionary - 13.6%
Alloy Inc.	1,183,100	$8,364,517
Celebrate Express, Inc.*	193,700	4,164,550
Electronics Boutique Holdings Corp.	59,000	2,070,310
Goody's Family Clothing, Inc.	277,500	2,583,525
Gymboree Corp.*	768,400	9,896,992
Harris Interactive Inc	470,600	3,510,676
IMPCO Technologies, Inc.*	270,700	1,578,181
Monro Muffler Brake, Inc.*	211,400	5,483,716
Rocky Shoes & Boots, Inc.*	151,300	4,372,570
Texas Roadhouse, Inc., Class A	51,900	1,668,066
Too, Inc.	152,800	4,150,048
Tweeter Home Entertainment Group, Inc.*	528,700	3,373,106
Total Consumer Discretionary		51,216,257

Health Care - 20.0%
AngioDynamics, Inc.*	287,600	6,076,988
Arthrocare Corp.	463,300	13,783,175
Conceptus Inc.*	222,900	1,562,529
Eclipsys Corp.*	762,800	14,340,640
Harvard Bioscience, Inc.*	602,500	2,506,400
ICON PLC	53,900	1,892,968
Intuitive Surgical, Inc.*	229,500	9,157,050
NeoPharm, Inc.*	945,141	10,368,197
OraSure Technologies, Inc.*	602,300	3,439,133
Regeneration Technologies, Inc.*	974,800	10,025,818
Vital Images, Inc.*	136,000	2,161,040
Total Health Care		75,313,938

Industrials - 7.3%
Aaon, Inc.*	378,600	5,482,128
Clean Harbors, Inc.*	489,000	9,212,760
CoStar Group, Inc.*	189,600	8,143,320
Insituform Technologies, Inc.	102,800	1,614,988
TVI Corp.*	623,300	3,016,772
Total Industrials		27,469,968

Information Technology - 45.6%
Actel Corp.	227,200	3,841,952
Anaren Microwave, Inc.	727,800	8,711,766
ASM International NV*	145,600	2,511,600
ATMI, Inc.	498,300	11,326,359
AudioCodes, Ltd.*	542,900	8,290,083
Audiovox Corp., Class A	178,100	2,920,840
Centra Software, Inc.*	401,200	886,652
Ceragon Networks, Ltd.* ,[3]	1,472,800	8,291,864
Equinix, Inc.*	136,600	5,729,004
Exfo Electro-Optical Engineering Inc.*	1,139,800	5,129,100
Formfactor, Inc.	212,100	4,829,517
Greenfield Online, Inc.*	76,800	1,402,368
Hi/Fn, Inc.*	421,800	3,471,414
Identix, Inc.*	941,067	5,966,365
Infocrossing, Inc.*	103,600	1,863,764
infoUSA, Inc.	402,000	4,192,860
Integral Systems, Inc.	166,100	3,096,104
Interlink Electronics, Inc.*	192,500	1,620,850
Intevac, Inc.*	542,100	4,174,170
Kanbay International, Inc.*	134,800	3,632,860
Lionbridge Technologies, Inc.*	475,500	2,986,140
Microtune, Inc.*	371,600	1,716,792
Mobility Electronics, Inc.*	697,900	5,457,578
Nanometrics, Inc.*	150,800	1,913,652
Netscout Systems Inc*	912,900	5,769,528
Optibase Ltd.*	325,000	2,206,750
Pemstar, Inc.*	269,000	419,640
Pervasive Software Inc.*	399,100	1,616,355
PowerDsine Ltd.	313,200	3,733,344
Rimage Corp.*	217,800	3,502,224
RIT Technologies Ltd.* ,[3]	868,900	3,084,595
Sirenza Microdevices, Inc.*	1,066,600	4,618,378
Stratasys, Inc.	80,900	2,762,735
Sunrise Telecom Inc.	289,600	889,072
SupportSoft, Inc.*	298,500	1,829,805
Terayon Communication Systems, Inc.*	2,897,900	9,273,280
Tier Technologies, Inc.	516,200	4,289,622
Trident Microsystems, Inc.*	533,050	9,594,900
Websense, Inc.*	164,900	8,855,130
Woodhead Industries, Inc.	219,100	3,251,444
X-Rite, Inc.	151,000	2,299,730
Total Information Technology		171,960,186

Materials - 1.4%
Calgon Carbon Corp.	477,800	4,395,760
Northern Technologies International Corp. [3]	196,900	1,161,710
Total Materials		5,557,470

Total Common Stocks (cost $281,108,059)		331,517,819

Other Investment Companies - 12.5%
SSgA Prime Money Market Fund, 2.000% (cost $47,112,729)	47,112,729	47,112,729

Total Investments - 100.4% (cost $328,220,788)		378,630,548

Other Assets, less Liabilities - (0.4)%		(1,633,455)
Net Assets - 100.0%		$376,997,093

Managers Real Estate Securities Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Shares	Value
Common Stocks - 98.8%
REITs (Apartment) - 16.8%
Apartment Investment & Management Co.	10,400	$ 373,360
Archstone-Smith Trust	18,800	644,840
AvalonBay Communities, Inc.	14,390	962,979
BRE Properties, Inc.	13,500	496,395
Camden Property Trust	12,000	543,720
Equity Residential	28,700	905,198
Essex Property Trust, Inc.	3,590	258,301
United Dominion Realty Trust, Inc.	16,610	369,074
Total REITs (Apartment)		4,553,867

REITs (Diversified) - 7.0%
St. Joe Co., The	12,300	846,240
Vornado Realty Trust	15,080	1,042,631
Total REITs (Diversified)		1,888,871

REITs (Health Care) - 2.9%
Health Care REIT, Inc.	7,200	241,200
Ventas Inc.	21,400	547,840
Total REITs (Health Care)		789,040

REITs (Hotel) - 3.7%
Highland Hospitality Corp.	14,000	151,900
Host Marriott Corp.	53,400	854,400
Total REITs (Hotel)		1,006,300

REITs (Industrial) - 12.0%
AMB Property Corp.	14,100	524,943
Catellus Development Corp.	17,410	466,936
ProLogis	30,900	1,178,526
Prentiss Properties Trust	30,500	1,092,815
Total REITs (Industrial)		3,263,220

REITs (Mall) - 12.5%
General Growth Properties, Inc.	13,200	419,364
Macerich Co., The	11,030	631,026
Mills Corp., The	8,600	480,998
Pennsylvania Real Estate Investment Trust	13,400	536,268
Simon Property Group, Inc.	22,400	1,328,320
Total REITs (Mall)		3,395,976

REITs (Office) - 17.8%
Alexandria Real Estate Equities, Inc.	12,200	812,032
Arden Realty, Inc.	17,540	591,449
Boston Properties, Inc.	11,660	673,715
Brookfield Properties Corp.	18,700	682,550
Carramerica Realty Corp.	12,900	391,515
Corporate Office Properties Trust	12,600	324,198
Equity Office Properties Trust	28,900	808,622
Trizec Properties Inc.	30,500	540,155
Total REITs (Office)		4,824,236

REITs (Office/Industrial) - 2.9%
First Potomac Realty Trust	7,100	152,295
Reckson Associates Realty Corp.	20,700	635,076
Total REITs (Office/Industrial)		787,371

REITs (Self Storage) - 3.4%
Public Storage, Inc.	12,700	666,877
Shurgard Storage Centers, Inc.	6,300	257,670
Total REITs (Self Storage)		924,547

REITs (Shopping Center) - 10.3%
Developers Diversified Realty Corp.	19,200	763,200
Federal Realty Investment Trust	15,000	707,700
Inland Real Estate Corp.	9,800	148,666
Kimco Realty Corp.	12,200	646,356
Weingarten Realty Investors	14,600	521,950
Total REITs (Shopping Center)		2,787,872

REITs (Specialty) - 1.3%
Education Realty Trust, Inc.*	3,500	58,765
Entertainment Properties Trust	2,500	105,275
Global Signal Inc.	7,900	205,400
Total REITs (Specialty)		369,440

REOCs (Hotel) - 8.2%
Hilton Hotels Corp.	30,800	685,300
Starwood Hotels & Resorts Worldwide Inc.	26,500	1,534,085
Total REOCs (Hotel)		2,219,385

Total Common Stocks (cost $24,201,362)		26,810,125

Other Investment Companies - 2.7%
SSgA Prime Money Market Fund, 2.000% (cost $738,634)	738,634	738,634

Total Investments - 101.5% (cost $24,939,996)		27,548,759

Other Assets, less Liabilities - (1.5)%		(406,008)
Net Assets - 100.0%		$ 27,142,751

Managers Fremont Bond Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Principal Amount	Value
Corporate Bonds - 10.8%
Asset-Backed Security - 5.7%
Amortizing Residential Collateral Trust, 2.820%, 07/25/32[1]	$525,351	$526,416
Argent Securities Inc., 2.710%, 11/25/34[1]	2,514,272	2,515,737
Badger Tobacco Asset Securitization Corp. (WI), 6.000, 06/01/17	2,600,000	2,627,352
Bear Stearns Adjustable Rate Mortgage Trust, 3.964%, 11/25/30[1]	138,705	139,772
Bear Stearns Adjustable Rate Mortgage Trust, 5.099%, 04/25/33[1]	1,904,958	1,905,942
Bear Stearns Adjustable Rate Mortgage Trust, 5.273%, 10/25/32[1]	152,934	153,342
Bear Stearns Adjustable Rate Mortgage Trust, 5.639%, 02/25/33[1]	382,107	381,693
Bear Stearns Asset Backed Securities, Inc., 2.800%, 02/15/31[1]	201,868	202,130
CDC Mortgage Capital Trust, 2.820%, 01/25/33[1]	362,947	363,289
Citibank Omni-S Master Trust, 2.610%, 08/18/09[1]	8,400,000	8,410,304
Citibank Omni-S Master Trust, 2.860%, 11/17/09[1]	7,700,000	7,709,319
Countrywide Asset-Backed Certificates, Series 2000-2, 2.760%, 06/25/31[1]	28,927	28,949
CS First Boston Mortgage Securities Corp., 5.680%, 10/25/32[1]	402,399	404,480
CS First Boston Mortgage Securities Corp., 3.080%, 08/25/33 (a) [1]	3,092,550	3,069,009
EMC Mortgage Loan Trust, Class A, 2.900%, 05/25/40[1]	3,294,060	3,306,370
First Nationwide Trust, 3.130%, 09/25/31[1]	47,991	48,029
GS Mortgage Securities Corp. II, 6.526%, 08/15/18	800,000	888,392
Morgan Stanley Warehouse Facilities, 2.810%, 03/09/06	2,400,000	2,390,191
Nationslink Funding Corp., 6.654%, 11/10/30	267,925	273,605
Nelnet Student Loan Trust, 2.690%, 04/25/11[1]	1,381,223	1,381,837
PNC Mortgage Securities Corp., 6.200%, 06/25/29	15,991	15,971
Prime Mortgage Trust, 2.930%, 02/25/19[1]	248,447	248,942
Prime Mortgage Trust, 2.930%, 02/25/34[1]	1,038,650	1,040,541
Prudential Home Mortgage Securities, 7.000%, 06/25/08	123,717	123,492
Structured Asset Mortgage Investments Inc., 2.830%, 09/19/32[1]	3,573,833	3,577,533
Structured Asset Securities Corp., 2.940%, 01/25/33[1]	184,051	184,588
Structured Asset Securities Corp., 2.980%, 06/25/17[1]	779,401	780,502
Structured Asset Securities Corp., 6.250%, 01/25/32	338,237	349,838
Structured Asset Securities Corp., 7.000%, 02/25/16	12,509	12,494
United Mortgage Securities Corp., 4.030%, 09/25/33[1]	516,308	516,398
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23[1]	190,846	196,505
U.S. Small Business Administration Surety Bond, 7.449%, 08/01/10	179,556	194,012
U.S. Small Business Administration Surety Bond, 6.344%, 08/01/11	4,407,302	4,651,767
Washington Mutual MSC Mortgage Pass-Through, 5.385%, 02/25/31	735,536	751,892
Wells Fargo Home Equity Trust, 2.690%, 06/25/19[1]	846,008	846,621
Total Asset-Backed		50,217,254

Finance - 3.3%
Ford Motor Credit Co., 3.000%, 06/30/05[1]	4,300,000	4,291,572
Ford Motor Credit Co., 3.750%, 11/16/06[1]	3,400,000	3,389,596
Ford Motor Credit Co., 7.600% 08/01/05	1,200,000	1,223,057
General Motors Acceptance Corp., 4.750%, 05/19/05[1]	1,400,000	1,406,006
General Motors Acceptance Corp., 8.750%, 07/15/05	7,000,000	7,164,437
KBC Bank Fund Trust II, 6.875%, 06/30/49[1] (EUR)	1,900,000	2,819,376
Lloyds TSB Capital 1, L.P., 7.375%, 02/07/49 (EUR)	1,800,000	2,875,382
Qwest Capital Funding, Inc., 7.250%, 02/15/11	3,413,000	3,293,545
Royal Bank Of Scotland Group plc, 9.118%, 03/31/49	1,000,000	1,211,866
Ufj Finance Aruba Aec, 6.750%, 07/15/13	1,200,000	1,353,388
Total Finance		29,028,225

Industrials - 1.9%
DaimlerChrysler N.A. Holding Corp., 3.150%, 11/17/06[1]	5,800,000	5,803,497
Deutsche Telekom International Finance BV, 7.750%, 06/15/05	350,000	356,460
Pemex Project Funding Master Trust, 8.000%, 11/15/11	1,800,000	2,074,500
Pemex Project Funding Master Trust, 8.625%, 02/01/22	400,000	476,000
Sonat Inc., 7.625%, 07/15/11	1,500,000	1,548,750
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000	6,237,175
Total Industrials		16,496,382

Total Corporate Bonds (cost $90,909,547)		95,741,861

Foreign Government and Agency Obligations - 3.9%
Bonos Y Obligaciones Del Estado (Spain), 4.200%, 01/31/37 (EUR)	700,000	939,626
Bundesrepublik Deutschland (Germany), 5.625%, 01/04/28 (EUR)	800,000	1,300,241
Canadian Government Bond, 5.750%, 06/01/33 (CAD)	800,000	749,283
Federal Republic Of Brazil, 3.063%, 04/15/06[1]	396,000	397,929
Federal Republic Of Brazil, 3.125%, 04/15/09 to 04/15/12[1]	501,198	495,043
Federal Republic Of Brazil, 8.299%, 06/29/09[1]	100,000	120,125
Federal Republic Of Brazil, 8.000%, 04/15/14	557,066	573,975
Federal Republic Of Brazil, 11.000%, 01/11/12	5,090,000	6,108,000
Mexico Government, 7.500%, 01/14/12	1,000,000	1,145,000
Mexico Government, 8.375%, 01/14/11	600,000	706,500
Republic Of Panama, 8.250%, 04/22/08	600,000	663,000
Republic Of Panama, 8.875%, 09/30/27	200,000	223,000
Republic Of Peru, 9.125%, 02/21/12	6,800,000	7,854,000
Republic Of Peru, 9.875%, 02/06/15	1,900,000	2,284,750
Russian Federation, 5.000%, 03/31/30	6,000,000	6,304,800
Russian Federation, 5.000%, 03/31/30 (a)	900,000	948,375
United Mexican States, 6.375%, 01/16/13	1,860,000	1,996,710
United Mexican States, 8.000%, 09/24/22	1,000,000	1,186,000
United Mexican States, 9.875%, 02/01/10	200,000	245,380
United Mexican States, 11.375%, 09/15/16	300,000	447,750
Total Foreign Government and Agency Obligations (cost $31,113,105)		34,689,487

U.S. Government and Agency Obligations - 36.4%
U.S. Government Agency Obligations - 23.7%
FHLMC, 2.980%, 09/15/30[1]	174,636	175,644
FHLMC, 5.000%, 10/01/18 to 11/01/18	3,453,571	3,512,155
FHLMC, 5.500%, 03/15/15	7,619	7,617
FHLMC, 6.000%, 02/01/16 to 09/01/16	672,682	703,536
FHLMC, 6.500%, 01/01/26 to 08/15/31	14,855,262	15,741,739
FHLMC, 7.000%, 11/15/20	78,300	78,257
FHLMC, 7.500%, 08/15/30	1,257,684	1,290,439
FHLMC, 7.815%, 07/01/30	10,747	10,967
FNMA, 4.013%, 05/01/36	3,762,246	3,820,207
FNMA, 4.176%, 05/01/36	2,177,466	2,221,349
FNMA, 4.500%, TBA	2,000,000	1,996,876
FNMA, 5.000%, 12/01/17 to 04/01/34	18,491,669	18,572,964
FNMA, 5.000%, TBA	87,500,000	88,713,314
FNMA, 5.500%, 12/01/16 to 05/01/34	13,460,492	13,818,589
FNMA, 5.500%, TBA	36,200,000	36,946,200
FNMA, 6.000%, 04/01/16 to 11/01/33	6,175,163	6,467,054
FNMA, 7.200%, 05/25/23	2,136,932	2,269,035
FNMA, 7.500%, 02/25/08	100,000	105,907
FNMA Pool, 4.210%, 11/01/23	4,165	4,286
FNMA Whole Loan, 6.500%, 12/25/42	993,140	1,030,008
GNMA, 3.375%, 04/20/21 to 03/20/24	136,970	138,141
GNMA, 3.750%, 08/20/25	83,312	84,582
GNMA, 4.125%, 11/20/24 to 11/20/29	1,313,678	1,341,976
GNMA, 6.500%, 06/20/28	2,830,220	2,946,424
GNMA, 6.750%, 10/16/40	6,871,083	7,750,171
Total U.S. Government Agency Obligations		209,747,437

U.S. Treasury - 12.7%
U.S. Treasury Inflation Index, 0.875%, 04/15/10[4]	50,913,595	50,197,648
U.S. Treasury Inflation Index, 3.000%, 07/15/12[4]	6,692,301	7,439,958
U.S. Treasury Inflation Index, 3.875%, 01/15/09[4]	36,859,907	40,878,521
U.S. Treasury Inflation Indexed Bonds, 3.375%, 01/15/07[4,7]	843,864	885,267
U.S. Treasury Inflation Indexed Bonds, 3.625%, 01/15/08[4]	5,792,976	6,244,197
U.S. Treasury Inflation Indexed Bonds, 4.250%, 01/15/10[4]	1,589,322	1,828,404
USTB, 0.875%, 07/15/13	831,936	854,555
USTB, 2.375%, 01/15/25	2,229,172	2,398,972
USTB, 8.875%, 02/15/19	1,500,000	2,188,712
Total U.S. Treasury		112,916,234

Total U.S. Government and Agency Obligations (cost $318,769,187)		322,663,671

Municipal Bonds - 1.1%
New York State Environmental Facilities Corp., State Clean Water & Drinking Residuals,Series 658, 5.000%, 06/15/23[1]	1,050,000	1,213,790
Tobacco Settlement Funding Corp. NJ, 4.375%, 06/01/19	2,200,000	2,197,866
Tobacco Settlement Funding Corp. NJ, 6.125%, 06/01/24	950,000	963,813
Tobacco Settlement Funding Corp. NJ, 6.750%, 06/01/39	5,350,000	5,444,642
Total Municipal Bonds (cost $9,447,004)		9,820,111

Municipal Funds - 1.4%	Shares
Dreyfus Municipal Income Inc.	37,500	357,375
Managed Municipals Portfolio Inc.	55,000	607,200
MFS Municipal Income Trust	53,800	423,944
MuniEnhanced Fund, Inc.	44,000	480,920
MuniHoldings Florida Insured Fund	25,000	381,250
MuniHoldings Insured Fund II, Inc.	51,900	701,688
MuniVest Fund, Inc.	55,000	526,900
MuniYield Fund, Inc.	55,000	779,350
MuniYield Quality Fund II, Inc.	55,000	710,600
MuniYield Quality Fund, Inc.	55,000	826,650
Nuveen Performance Plus Municipal Fund	55,000	795,300
Nuveen Premium Income Municipal Fund [2]	55,000	784,300
Nuveen Premium Income Municipal Fund [4]	55,000	680,900
Nuveen Quality Income Municipal Fund	55,000	788,700
Putnam Municipal Bond Fund	48,000	629,760
Salomon Brothers Municipal Partners Fund Inc.	15,600	215,592
Scudder Municipal Income Trust	55,000	667,150
Van Kampen Municipal Opportunity Trust II	45,600	638,400
Van Kampen Trust for Investment Grade Municipals	55,000	830,500
Van Kampen Value Municipal Income Trust	14,200	202,350
Total Municipal Fund (cost $11,638,151)		12,028,829

Preferred Stock - 0.9%
DG Funding Trust, 4.800% (a)[1]	573	6,131,100
FNMA Preferred, 7.000%[1]	35,700	2,025,975
Total Preferred Stock (cost $7,822,773)		8,157,075

Rights - 0.1%
United Mexican States Value Recovery Right, Series C, Exp. June 2005	17,800,000	240,300
United Mexican States Value Recovery Right, Series D, Exp. June 2006	17,761,000	452,906
United Mexican States Value Recovery Right, Series E, Exp. June 2007	11,950,000	268,875
Total Rights (cost $310,039)		962,081

Short-Term Investments - 59.7%	Principal Amount
Certificates of Deposit - 7.4%
Bank of America NA, CD, 2.440%, 03/28/05	$22,000,000	22,000,000
Bank of America NA, CD, 2.610%, 04/20/05	100,000	100,000
Citibank NA, CD, 2.380%, 03/07/05	7,900,000	7,900,000
Citibank NA, CD, 2.680%, 04/29/05	13,600,000	13,600,000
Wells Fargo Bank Co., CD, 2.410%, 02/18/05	22,100,000	22,100,000
Total Certificates of Deposit		65,700,000

Commercial Paper - 14.6%
CDC Commercial Paper Corp., Discount Note, 2.020%, 02/07/05	19,100,000	19,093,570
CDC Commercial Paper Corp., Discount Note, 2.070%, 02/23/05	1,300,000	1,298,356
General Electric Capital Corp. Discount Note, 2.300%, 02/24/05	100,000	99,852
General Electric Capital Corp. Discount Note, 2.340%, 03/22/05	23,100,000	23,026,426
General Electric Capital Corp. Discount Note, 2.420%, 03/15/05	2,900,000	2,891,812
General Electric Capital Corp. Discount Note, 2.650%, 04/28/05	700,000	695,552
National Australia Funding Corp., 2.520%, 03/01/05	8,800,000	8,783,347
Rabobank USA Financial Corp., 2.470%, 02/01/05	24,400,000	24,400,000
Total Fina Elf SA, CP, 2.480%, 02/01/05	24,400,000	24,400,000
UBS Finance (Delaware) LLC, Discount Note, 2.2.470%, 02/01/05	24,400,000	24,400,000
Total Commercial Paper		129,088,915

U.S. Treasury Repurchase Agreement - 1.9%
US Treasury Repurchase Agreement, 2.380%, 02/01/05	17,000,000	17,000,000

U.S. Government Agency Discount Notes - 35.5%[2]
Federal Home Loan Bank Discount Note, 0.000%, 02/01/05	186,400,000	186,400,000
FHLMC Discount Note, 0.000%, 02/09/05 to 03/31/05	50,200,000	50,091,677
FNMA Discount Note, 0.000%, 02/02/05 to 04/27/05	66,500,000	66,187,500
U.S. T-Bill Discount Note, 0.000%, 03/03/05 to 05/05/05[7]	12,675,000	12,640,975
Total U.S. Government Agency Discount Notes		315,320,152

Other Investment Companies - 0.3%	Shares
SSgA Prime Money Market Fund, 2.000%	2,507,108	2,507,108
Total Short-Term Investments (cost $529,616,175)		529,616,175

Total Investments - 114.3% (cost $999,625,981)		1,013,679,290

Other Assets, less Liabilities - (14.3)%		(126,868,943)
Net Assets - 100.0%		$886,810,347

Managers California Intermediate Tax-Free Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Principal Amount	Value
Municipal Bonds - 97.3%
Anaheim CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$258,890
Bay Area Government Association CA Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	538,475
California Educational Facilities Authority Revenue, Santa Clara
University, 5.250%, 09/01/2017 (AMBAC Insured)	1,000,000	1,153,640
California Infrastructure & Economic Development Bank Revenue, Bay Area Toll
Bridges - 1st Lien A, 5.250%, 07/01/18 (FSA Insured)	1,000,000	1,118,020
California State Department of Water Resources, Central Valley Project Revenue,
Water Systems Series Y, 5.250%, 12/01/18 (FGIC Insured)	1,000,000	1,117,000
California State Department of Water Resources, Power Supply Revenue
Series A, 5.000%, 05/01/17 (MBIA Insured)	500,000	546,115
California State Department of Water Resources, Water Revenue Central Valley Project
Series Z, 5.000%, 12/01/16 (FGIC Insured)	1,000,000	1,096,140
California State Economic, Series A, 5.000%, 07/01/16 (FGIC Insured)	700,000	752,318
California State Economic, Series A, 5.250%, 07/01/14 (FGIC Insured)	500,000	569,630
California State Public Works Board, Lease Revenue Department of General Services - Teale Data Center B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	220,846
California State, 5.250%, 02/01/20	400,000	439,032
Contra Costa California Water Authority, Water Treatment Revenue,
Series A, 5.000%,10/01/18 (FGIC Insured)	1,235,000	1,340,333
Contra Costa California Water District, Water Revenue Refunding, Series K, 5.000%, 10/01/16	500,000	543,265
Contra Costa California Water District, Water Revenue Refunding,
Series M, 5.000%, 10/01/26 (FSA Insured)	1,500,000	1,657,350
Contra Costa California Water District, Water Revenue, Series L, 5.000%, 10/01/19 (FSA Insured)	1,000,000	1,081,140
East Bay CA MUD, Water Systems Revenue, 5.000%, 06/01/18 (FSA Insured)	340,000	371,158
East Bay CA MUD, Water Systems Revenue, 5.250%, 06/01/14 (MBIA Insured)	675,000	752,848
East Bay CA MUD, Water Systems Revenue, 5.250%, 06/01/17 (MBIA Insured)	200,000	222,220
East Bay CA MUD, Water Systems Revenue, 5.250%, 06/01/18 (MBIA Insured)	250,000	276,720
East Bay CA Regional Park District Refunding, 5.000%, 09/01/20 (FSA Insured)	1,000,000	1,049,660
El Paso De Robles CA, Series C, 5.250%, 08/01/17 (MBIA Insured)	350,000	386,040
Fremont CA Unified High School District, Santa Clara County,
Series B, 5.250%, 09/01/19 (FGIC Insured)	500,000	548,755
Fresno CA Sewer Revenue, Series A-1, 5.250%, 09/01/19	1,000,000	1,156,250
Grossmont CA Union High School District, Election of 2004, 5.000%, 08/01/15 (FSA Insured)	250,000	277,350
Kings River Conservation District, CA Pine Flat Power Revenue, Series E, 5.125%, 01/01/17	1,050,000	1,129,380
Larkspur CA School District, Series A, 5.125%, 08/01/18	450,000	490,923
Lodi CA Unified School District (MBIA Insured)	1,100,000	1,196,536
Long Beach CA Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	300,000	328,908
Los Angeles, CA Series A, 5.000%%, 09/01/17 (MBIA Insured)	1,565,000	1,702,783
Los Angeles CA Series A, 5.000%, 09/01/18 (MBIA Insured)	2,500,000	2,733,724
Los Angeles County CA Metropolitan Transportation Authority, Sales Tax Revenue
Series A, 5.000%, 07/01/15 (FSA Insured)	1,000,000	1,080,020
Los Angeles County CA Metropolitan Transportation Authority, Sales Tax Revenue
Series B, 5.000%, 07/01/19 (MBIA Insured)	250,000	271,980
Los Angeles County CA Sanitation Districts Financing Authority,
Series A, 5.000%, 10/01/17 (FSA Insured)	2,000,000	2,200,419
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	332,586
Los Angeles, CA Community College, Series B, 5.000%, 08/01/18 (FSA Insured)	300,000	327,978
Los Angeles, CA Department of Water & Power, Waterworks Revenue,
Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	574,051
Los Angeles, CA Unified School District, Election of 1997 Series F, 5.000%, 07/01/16 (FSA Insured)	1,000,000	1,102,320
Los Angeles, CA Water & Power Revenue, Power Systems Series A,
Subseries A-2, 5.000%, 07/01/16 (MBIA Insured)	300,000	330,696
Los Osos CA Community Service, Wastewater Assessment District
No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,100,670
Nevada Joint Union High School District Series A, 5.000%, 08/01/19 (FSA Insured)	400,000	433,220
Oakland CA Sewer Revenue, Series A, 5.000%, 06/15/17 (FSA Insured)	150,000	164,813
Peralta CA Community College District, Series D, 5.350%, 08/01/17 (AMBAC Insured)	500,000	548,770
Redwood City CA School District, 5.000%, 07/15/19 (FGIC Insured)	500,000	542,995
Sacramento CA Municipal Utility District, Electric Revenue Refunding
Series L, 5.125%, 07/01/15 (MBIA Insured)	1,500,000	1,619,430
Sacramento CA Municipal Utility District, Electric Revenue Refunding
Series P, 5.250%, 08/15/17 (FSA Insured)	250,000	279,373
Saddleback Valley Unified School District of CA, 5.00%0, 08/01/17 (FSA Insured)	1,000,000	1,104,120
San Diego CA Unified School District, Election of 1998, Series E, 5.250%, 07/01/17 (FSA Insured)	1,615,000	1,827,614
San Diego CA Unified School District, Series C, 5.000%, 07/01/16 (FSA Insured)	1,030,000	1,149,645
San Diego CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	500,000	544,085
San Jose CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	540,195
San Jose Evergreen CA Community College District, 2010 Crossover
Series C, 5.000%, 09/01/14 (AMBAC Insured)	700,000	789,663
San Jose Evergreen CA Community College District, 2010 Crossover
Series C, 5.250%, 09/01/16 (AMBAC Insured)	500,000	570,235
San Jose Evergreen CA Community College District, Series A, 5.000%, 09/01/19 (AMBAC Insured)	1,500,000	1,640,820
San Mateo CA Union High School District, Election of 2000, Series A, 5.375%, 09/01/17 (FGIC Insured)	500,000	570,720
San Rafael CA City High School District, Election of 2002, Series B, 5.000%, 08/01/16 (FGIC Insured)	500,000	551,610
Santa Clara Valley CA Water District, Certificates of Participation,
Series A, 5.000%, 02/01/17 (FGIC Insured)	490,000	538,750
Santa Clara Valley CA Water District, Certificates of Participation,
Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	713,885
Santa Rosa CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	730,000	794,744
Southwestern Community College District CA, Election of 2000, 5.000%, 08/01/18 (FGIC Insured)	305,000	334,963
University of California Revenues, Series B, 5.250%, 05/15/15 (AMBAC Insured)	300,000	338,604
Total Municipal Bonds (cost $45,533,407)		47,974,423

Other Investment Companies - 1.6%
Provident Institutional Fund: Municipal Fund for California Investors, Inc., 1.700%	588,716	588,716
SSgA Prime Money Market Fund, 1.265%	206,682	206,682
Total Other Investment Companies (cost $795,398)		795,398

Total Investments - 98.9% (cost $46,328,805)		48,769,821

Other Assets, less Liabilities - 1.1%		556,944
Net Assets - 100.0%		$49,326,765

Fremont Money Market Fund
Schedule of Portfolio Investments (unaudited)

January 31, 2005

Security Description	Principal Amount	Value
Commercial Paper - 100.1%
Consumer Durables - 3.7%
Sharp Electronics Corp., 2.200%, 02/14/05	$10,000,000	$9,991,622
Sharp Electronics Corp., 2.380%, 03/01/05	5,000,000	4,990,667
Sharp Electronics Corp., 2.450%, 03/09/05	5,000,000	4,987,750
Total Consumer Durables		19,970,039

Consumer Non-Durables - 3.7%
Archer Daniels Midland Co., 2.100%, 02/04/05	10,000,000	9,998,250
Canadian Wheat Board, 2.090%, 03/30/05	10,000,000	9,966,908
Total Consumer Non-Durables		19,965,158

Financial Services (Banks) - 19.9%
Banque Et Caisse D'Espargne De L'Etat, 2.010%, 03/21/05	5,000,000	4,986,600
Caisse Centrale Desjardins du Quebec, 2.190%, 02/18/05	10,000,000	9,989,281
Caisse Centrale Desjardins du Quebec, 2.330%, 02/28/05	10,000,000	9,982,525
Danske Corp., 2.440%, 03/23/05	10,000,000	9,966,111
Forenings-Sparbanken AB, 2.470%, 03/17/05	20,000,000	19,955,300
HSBC Financial Corp., 2.500%, 03/02/05	10,000,000	9,979,700
HBOS Treasury Services PLC, 2.100%, 02/22/05	10,000,000	9,987,750
HBOS Treasury Services PLC, 2.620%, 04/25/05	10,000,000	9,939,595
Rabobank USA Financial Corp., 2.430%, 03/31/05	10,000,000	9,960,769
Rabobank USA Financial Corp., 2.510%, 02/01/05	1,600,000	1,600,000
Rabobank USA Financial Corp., 2.650%, 06/30/05	10,000,000	9,890,319
Total Financial Services (Banks)		106,237,950

Financials Services (Other) - 38.3%
Allianz of America Finance Corp., 2.650%, 04/27/05	5,000,000	4,968,715
American General Finance Corp., 2.440, 03/11/05	10,000,000	9,974,244
American Honda Finance Corp., 2.320%, 02/04/05	5,000,000	4,999,033
American Honda Finance Corp., 2.360%, 02/23/05	10,000,000	9,985,578
CBA (Delaware) Finance, Inc., 2.130%, 04/14/05	10,000,000	9,957,400
DnB NOR Group, 2.340%, 02/08/05	10,000,000	9,995,450
General Electric Capital Corp., 2.140%, 04/05/05	10,000,000	9,962,550
General Electric Capital Corp., 2.240%, 02/17/05	10,000,000	9,990,044
Goldman Sachs Group, Inc., 1.190%, 02/03/05	5,000,000	4,999,353
Goldman Sachs Group, Inc., 2.330%, 02/24/05	10,000,000	9,984,858
KFW International Finance, 2.120%, 04/08/05	15,000,000	14,941,700
KFW International Finance, 2.140%, 05/11/05	10,000,000	9,941,150
Lloyds TBS Bank PLC, 1.960%, 03/10/05	10,000,000	9,978,931
Lloyds TBS Bank PLC, 2.050%, 03/10/05	10,000,000	9,979,856
Nordea North America, Inc., 2.440%, 03/14/05	10,000,000	9,972,211
Statens Bostads Financial, 2.380%, 03/07/05	10,000,000	9,977,522
Statens Bostads Financial, 2.420%, 03/08/05	10,000,000	9,976,472
Swiss Re Financial Products Corp., 2.030%, 03/21/05	10,000,000	9,972,933
Toyota Credit de Puerto Rico Corp., 2.160%, 02/03/05	5,000,000	4,999,400
Toyota Credit de Puerto Rico Corp., 2.170%, 02/10/05	10,000,000	9,994,100
Toyota Credit de Puerto Rico Corp., 2.360%, 02/07/05	10,000,000	9,996,383
USAA Capital Corp., 2.360%, 02/11/05	10,000,000	9,993,444
Total Financial Services (Other)		204,541,328

Foreign Government - 1.9%
Province of British Columbia, 1.980%, 03/15/05	10,000,000	9,976,900

Health Care - 6.5%
Bristol Myers Squibb Co., 2.380%, 02/10/05	10,000,000	9,994,050
Pfizer, Inc., 2.010%, 03/03/05	5,000,000	4,991,625
Pfizer, Inc., 2.080%, 03/18/05	10,000,000	9,974,000
Pfizer, Inc., 2.500%, 05/05/05	10,000,000	9,935,417
Total Health Care		34,895,092

Raw Materials - 1.9%
National Building Society, 2.120%, 02/02/05	10,000,000	9,999,411

Telecommunications - 1.9%
SBC Communications, Inc., 2.580%, 03/28/05	10,000,000	9,960,583

U.S. Government and Agency Obligations - 22.3
Federal Farm Credit Discount Note, 0.000%, 02/15/05	10,000,000	9,995,411
Federal Farm Credit Discount Note, 0.000%, 07/18/05	5,000,000	4,951,988
Federal Farm Credit Discount Note, 0.000%, 09/15/05	10,000,000	9,866,284
Federal Home Loan Bank, 2.250%, 06/21/05	10,000,000	9,998,159
Federal Home Loan Bank Discount Note, 0.000%, 03/22/2005	10,000,000	9,983,939
Federal Home Loan Bank Discount Note, 0.000%, 04/06/2005	5,000,000	4,981,511
FHLMC Discount Note, 0.000%, 02/01/05	10,000,000	10,000,000
FHLMC Discount Note, 0.000%, 05/03/05	10,000,000	9,952,731
FHLMC Discount Note, 0.000%, 11/15/05	10,000,000	9,779,967
FNMA Discount Note, 0.000%, 03/04/05	10,000,000	9,979,419
FNMA Discount Note, 0.000%, 03/16/05	10,000,000	9,971,094
FNMA Discount Note, 0.000%, 05/04/05	10,000,000	9,942,372
FNMA Discount Note, 0.000%, 06/24/05	10,000,000	9,915,392
Total U.S. Government and Agency Obligations		119,318,267

Total Commercial Paper (cost $534,864,728)		534,864,728

Other Investment Companies - 0.00%#
SSgA Prime Money Market Fund, 2.000% (cost $9,450)	9,450	9,450

Total Investments - 100.1% (cost $534,874,178)		534,874,178

Other Assets, less Liabilities - (0.1)%		(714,908)
Net Assets - 100.0%		$534,159,270

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At January 31, 2005 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fremont Global	$204,713,720	$40,204,477	$(2,096,021)	$38,108,456
International Growth	47,000,487	8,741,278	(345,802)	8,395,476
Structured Core	67,622,595	9,091,560	(1,487,248)	7,604,312
Small Cap	49,637,179	16,007,631	(1,693,448)	14,314,183
Fremont Micro-Cap	441,878,131	99,295,002	(35,271,330)	64,023,672
Fremont Institutional Micro-Cap	328,220,788	71,348,803	(20,939,043)	50,409,760
Real Estate Securities	24,939,996	2,805,211	(196,448)	2,608,763
Fremont Bond	999,625,981	15,395,610	(1,342,301)	14,053,309
California Intermediate Tax-Free	46,328,805	2,441,016	0	2,441,016

* Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$ 1,484,065	0.6%
Fremont Bond	10,148,484	1.1%

1    Variable Rate Security. The rate listed is as of January 31, 2005.

2   Zero coupon security.

3   Affiliated Company – See Note 5

4   Inflationary Bond

5   Security with a value of zero and represents less than 0.01% of net assets for the Fremont Global and International Growth Funds. The security has been fair valued in good faith pursuant to guidelines established by the Board of Directors.

6   Perpetuity Bond. The date shown is the final call date.

7   On deposit with broker for initial margin on futures contracts.

#   Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.
USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association
USTN: United States Treasury Note
GNMA: Government National Mortgage Association
GMAC: General Motors Acceptance Corp.
REIT: Real Estate Investment Trust
FSA: FSA Capital, Inc.
AMBAC: American Municipal Bond Assurance Corp.
FGIC: Financial Guaranty Insurance Corp.
MBIA: Municipal Bond Investor Assurance Corp.
MUD: Municipal Utility District

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
GBP: British Pound
MXN: Mexican Peso
EUR: euro
JPY: Japanese Yen
SGD: Singapore Dollar
NOK: Norwegian Krone

(1) TBA Sale Commitments – Managers Fremont Bond Fund

Each Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Managers Fremont Bond Fund had the following TBA sale commitments outstanding as of January 31, 2005:

Current Amount	Security	Liability
$2,000,000	FNMA, 4.500%	$ 1,996,876
87,500,000	FNMA, 5.000%	88,713,314
36,200,000	FNMA, 5.500%	36,646,200

	Total	$127,356,390

(2)     Futures Contracts Held or Issued for Purposes other than Trading — Managers Fremont Bond Fund
Each of the Funds may use interest-rate futures contracts for risk management purposes in order to reduce fluctuations in each Fund’s net asset values relative to each Fund’s targeted option-adjusted duration. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Managers Fremont Bond Fund had the following open futures contracts as of January 31, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Euro Dollar	167	Long	06/13/05	$(38,067)
Euro Dollar	1,269	Long	09/19/05	(1,319,272)
Euro Dollar	519	Long	12/19/05	(134,871)
10 Year U.S. TN	1,233	Long	03/21/05	1,182,719
30 Year U.S. TB	54	Long	03/21/05	226,216
10 Year JGB (Japan)	10	Long	03/01/05	170,300

			Total	$87,025

Futures transactions involve additional costs and may result in losses. The effective use of futures depends on the Fund’s ability to close futures positions at times when the Fund’s portfolio managers deem it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Funds, of the futures contracts themselves, and of the securities that are the subject of a hedge.

(3) Swap Agreements — Managers Fremont Bond Fund

Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties.

At January 31, 2005, the Managers Fremont Bond Fund had the following open swap agreements:

Type	Receive	Maturity	Notional Amount	Value
3 Month USD-LIBOR	Fixed Rate 5.000%	06/15/05	$ 71,600,000	$(2,186,427)
6 Month EURIBOR	Fixed Rate 6.000%	03/15/32	4,400,000	513,830
6 Month EURIBOR	Fixed Rate 6.000%	06/18/34	3,800,000	628,736
Fixed Rate 2.000%	6 Month JPY-LIBOR-BBA	06/15/12	1,274,100,000	(786,711)
Fixed Rate 5.000%	6 Month GBP-LIBOR	03/15/32	2,400,000	(122,130)
Fixed Rate 5.000%	6 Month GBP-LIBOR	06/18/34	1,800,000	(115,764)
6 Month GBP-LIBOR	Fixed Rate 5.000%	06/16/11	7,100,000	69,706

			Total	$(1,998,760)

(4) Options — Managers Fremont Bond Fund

Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options purchased are recorded as investments, whereas options written (sold) are recorded as liabilities. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In each of the contracts, the Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract.

The following written options were outstanding on January 31, 2005 for the Managers Fremont Bond Fund:

Name	Number of Contracts	Exercise Price	Expiration	Value
USTN (Call)	92	114	02/18/05	$4,312
10 Year USTN (Call)	552	114	02/18/05	25,875
10 Year USTN (Call)	86	114	05/20/05	28,219
10 Year USTN (Call)	40	113	05/20/05	23,750
USTB (Call)	8	118	05/20/05	5,375
3 Month LIBOR (Call)	13,900,000	6.000%	06/09/05	1,323,892
10 Year USTN (Put)	372	108	02/18/05	5,813
USTB (Put)	92	108	02/18/05	4,312
USTB (Put)	156	113	05/20/05	63,375
3 Month LIBOR (Put)	8,100,000	6.700%	06/09/05	24

Total:				$1,484,947

(5) Transactions with Affiliated Companies

An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of January 31, 2005 with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies – Managers Fremont Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Anaren Microwave, Inc.	$—	$—	$—	$13,327,398
Ceragon Networks, Ltd.	—	1,344,803	—	11,080,966
Exfo Electro-Optical Engineering Inc.	71,466	—	—	7,085,250
NeoPharm, Inc.	531,662	—	—	14,398,344
Northern Technologies International Corp.	—	—	23,132	1,949,655
Regeneration Technologies, Inc.	—	—	—	13,795,271
RIT Technologies Ltd.	848,474	—	—	4,127,585
Terayon Communication Systems, Inc.	—	9,699,288	—	12,391,680

Totals	$1,451,602	$11,044,091	$23,132	$78,156,149

Summary of Transactions with Affiliated Companies – Managers Fremont Institutional Micro-Cap Fund

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Ceregon Networks, Ltd.	$—	$641,722	$—	$8,291,864
Northern Technologies International Corp.	—	—	13,783	1,161,710
RIT Technologies Ltd.	858,047	—	—	3,084,595

Totals	$858,047	$641,722	$13,783	$12,538,169

(6) Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At January 31, 2005, the underlying values for open foreign currency contracts were as follows:

Managers Fremont Bond Fund

 To Receive       Foreign             Settlement            Initial      Current     Unrealized
(To Deliver)       Currency               Dates              Value       Value       Gain/(Loss)

   1,656,897    Brazilian Real       02/22/05-04/22/05    $ 580,628   $ 635,362      $  54,734
      1,553     British Pound           02/01/05              2,924       2,925              1
   (930,000)    Canadian Dollar         02/17/05            754,203     751,544          2,659
 272,549,300    Chilean Peso         02/03/05-03/14/05      458,073     467,775          9,702
(11,476,978)        Euro             02/01/05-02/10/05   15,159,580  14,981,640        177,940
   1,395,000    Hong Kong Dollar        04/26/05            179,710     179,633           (77)
  13,657,000    Indian Rupee            03/21/05            310,175     311,796          1,621
1,278,241,000   Japanese Yen            03/10/05         12,495,024  12,367,851      (127,173)
 655,292,200    South Korean Won     02/24/05-04/28/05      620,650     637,085         16,435
   4,173,182    Mexican Peso         02/28/05-03/22/05      364,211     369,563          5,352
   1,318,893    Peruvian Nouveau Sol 02/22/05-03/17/05      398,469     404,197          5,728
   1,322,007    Polish Zloty         02/22/05-03/22/05      414,198     423,565          9,367
  16,426,416    New Russian Ruble    02/22/05-04/27/05      582,770     585,891          3,121
     951,022    Singapore Dollar     02/24/05-04/26/05      580,707     581,641            934
  12,251,902    Slovakian Koruna     02/28/05-03/22/05      427,975     430,566          2,591
  12,656,410    New Taiwan Dollar    02/24/05-03/21/05      391,449     399,319          7,870
  ----------                         -- -- -- -- -- --      -------     -------          -----
                                                                                     $ 170,805
                                                                                     =========

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 28, 2005

By: Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: March 28, 2005